INVESTMENTS (M Loans) (DETAILS) (Commercial Real Estate Portfolio Segment [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commercial Real Estate Portfolio Segment [Member]
Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 32	$ 18	$ 0
Charge-offs	0	0	0
Recoveries	24	8	0
Provisions	26	22	18
Ending balance	34	32	18
Ending Balance [Abstract]:
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	$ 34	$ 32	$ 18